                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10155

              American Century Century Variable Portfolios II, Inc.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

                     4500 Main Street Kansas City, MO. 64111
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO. 64111
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (816) 531-5575

Date of fiscal year end:   December 31, 2002

Date of reporting period:  June 30, 2003

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders

[front cover]

June 30, 2003

American Century Variable Portfolios
Semiannual Report

[photo]

VP Inflation Protection

                                  [american century logo and text logo (reg.sm)]

[inside front cover -- blank]

Table of Contents

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION
Share Class Information ...................................................   12
Index Definitions .........................................................   13

                                                                          -----
                                                                          1

VP Inflation Protection - Performance

TOTAL RETURNS AS OF JUNE 30, 2003
--------------------------------------------------------------------------------
                                                      SINCE           INCEPTION
                                                    INCEPTION(1)         DATE
--------------------------------------------------------------------------------
CLASS II                                               4.89%           12/31/02
--------------------------------------------------------------------------------
BLENDED INDEX                                          4.10%              --
--------------------------------------------------------------------------------
(1)  Returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made December 31, 2002

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Class II shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----

VP Inflation Protection - Portfolio Commentary

By Jeremy Fletcher, portfolio manager

PERFORMANCE SUMMARY

We're proud to provide you with the first semiannual report for VP Inflation
Protection, which returned 4.89% for the first half of 2003.* (See the previous page for detailed performance information.) The fund seeks inflation-protected returns over the long term, and we built up the portfolio to help accomplish that goal over the last six months.

Along the way, VP Inflation Protection solidly outperformed its custom benchmark. The benchmark represents a blend that's 55% Citigroup
Inflation-Linked Index, 25% Citigroup 1-3 Year Government Sponsored Index, and
20% Citigroup 15-Year Mortgage Index. For the six months, the benchmark returned
4.10%.

ECONOMIC ENVIRONMENT

During the first quarter of 2003, the U.S. economy grew at an uninspiring annualized rate of 1.4% (as measured by seasonally adjusted real gross domestic product). Neither the quick resolution to the war with Iraq nor Bush
Administration efforts provided the hoped-for result of a substantial increase in economic activity.

Yet by the end of the second quarter, and in spite of a 6.4% national unemployment rate, signs began pointing toward better times ahead for the labor and product markets, a firming in spending, and markedly improved financial conditions. To help ensure that conditions continued to brighten, the Fed further reduced short-term interest rates.

On the inflation front, prices remained well under control. As gauged by the consumer price index for all urban consumers (CPI-U), inflation rose 2.1% for the year ended June 30, 2003--less than the average annual rate for the prior 10 calendar years. Prices were so well behaved that the Fed, in statements released in May and June, warned of a greater chance for deflation, or falling prices, than for inflation.

MARKET BACKDROP

Inflation-indexed bonds performed very well in spite of inflation's relative absence. Historically low interest rates and fiscal policies designed to boost the economy's prospects provided part of the backdrop for that performance.
Other notable elements included the U.S. dollar's weakness versus international currencies such as the euro and yen, and the burgeoning U.S. budget deficit.

Government agency bonds provided somewhat average returns, although the value of securities issued by government-sponsored entities such  as Freddie Mac and
Fannie Mae came under pressure because of concern regarding the way in which such entities are regulated. Mortgage-backed security returns were even less fortunate, somewhat hampered by record refinancing activity that spelled early retirement for many such securities.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                                                  AS OF
                                                                 6/30/03
--------------------------------------------------------------------------------
Weighted Average Maturity                                        7.9 yrs
--------------------------------------------------------------------------------
Average Duration                                                 7.0 yrs
--------------------------------------------------------------------------------
30-Day SEC Yield, Class II                                       -0.58%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Class II shares.

                                                                    (continued)

                                                                          -----
                                                                          3

VP Inflation Protection - Portfolio Commentary

PORTFOLIO STRATEGIES

We established positions in Treasury inflation-indexed securities (TIIS) early in the six months that we subsequently maintained. In particular, we added TIIS maturing in 2009 and in 2011, as well as 2028 maturities. We felt that those selections provided the portfolio with a good cross-section exposure to TIIS performance, while helping to keep the portfolio's interest rate sensitivity within a 20% range of the benchmark's.

In addition, we added a position in government agency inflation-indexed securities that offered higher yields than like-maturity TIIS. Specifically, we added an inflation-indexed note issued by the Tennessee Valley Authority that matures in 2007.

For the portfolio's mortgage pass-through exposure, we bought current-coupon mortgage-backed securities for forward settlement. This gave us the performance of mortgages without exposing the portfolio to prepayments. We also added some commercial mortgage-backed securities.

YIELD FLUCTUATIONS

VP Inflation Protection's yield can fluctuate greatly from one month to the next, so the fund may not be appropriate for investors seeking current income.
The principal values of inflation-indexed securities are usually pegged to an inflation gauge such as the CPI-U. When inflation rises, the upward price adjustments to inflation-indexed securities translate into income for the fund that boosts its 30-day SEC yield. But as the fund's -0.58% 30-day SEC yield at the end of June demonstrated, when inflation falls, yields fall as well.

It's worth remembering, however, that dividends are determined by the fund's
30-day current yield, which can't fall below zero percent.

TYPES OF INVESTMENTS IN THE PORTFOLIO
--------------------------------------------------------------------------------
                                                                  AS OF
                                                                 6/30/03
--------------------------------------------------------------------------------
U.S. Treasury Securities & Equivalents                            48.7%
--------------------------------------------------------------------------------
U.S. Government Agency Securities                                 20.8%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed Securities                                        15.2%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations                                3.5%
--------------------------------------------------------------------------------
Temporary Cash Investments                                        11.8%
--------------------------------------------------------------------------------

-----

VP Inflation Protection - Schedule of Investments

JUNE 30, 2003 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES &
EQUIVALENTS -- 48.7%

       $  143,000  REFCORP STRIPS - COUPON,
                   1.49%, 7/15/03(1)                                 $  142,927
--------------------------------------------------------------------------------
        1,193,294  U.S. Treasury Inflation Indexed
                   Bonds, 3.625%, 4/15/28(2)                          1,454,887
--------------------------------------------------------------------------------
          980,709  U.S. Treasury Inflation Indexed
                   Notes, 3.875%, 1/15/09                             1,123,525
--------------------------------------------------------------------------------
        1,056,120  U.S. Treasury Inflation Indexed
                   Notes, 3.50%, 1/15/11                              1,199,852
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES & EQUIVALENTS
(Cost $3,856,735)                                                     3,921,191
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 20.8%

          650,000  FHLB, 2.50%, 12/15/05                                664,340
--------------------------------------------------------------------------------
           73,000  FICO STRIPS - COUPON,
                   Series 17, 1.57%, 10/5/03(1)                          72,722
--------------------------------------------------------------------------------
           32,000  FICO STRIPS - COUPON,
                   Series C, 1.57%, 11/11/03(1)                          31,841
--------------------------------------------------------------------------------
           31,000  FICO STRIPS - COUPON,
                   Series 19, 1.55%, 12/6/03(1)                          30,817
--------------------------------------------------------------------------------
          812,126  TVA Inflation Indexed Notes,
                   3.375%, 1/15/07                                      881,523
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $1,672,934)                                                     1,681,243
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES -- 15.2%

          600,000  FHLMC, 4.50%, settlement date
                   8/18/03(3)                                           610,500
--------------------------------------------------------------------------------
          600,000  FNMA, 4.50%, settlement date
                   8/18/03(3)                                           612,187
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $1,222,406)                                                     1,222,687
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 3.5%

       $  250,000  Mortgage Capital Funding Inc.,
                   Series 1998 MC3, Class A2,
                   SEQ, 6.34%, 11/18/31

(Cost $286,783)                                                      $  285,417
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 11.8%

          953,000  FFCB Discount Notes, 0.95%,
                   7/1/03(5)

(Cost $953,000)                                                         953,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $7,991,858)                                                    $8,063,538
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

FICO = Financing Corporation

REFCORP = Resolution Funding Corporation

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and  Principal of Securities

TVA = Tennessee Valley Authority

(1)  The yield to maturity at purchase is indicated. These securities are issued at a substantial discount from their value at maturity.

(2)  Security, or a portion thereof, has been segregated for forward commitments.

(3)  Forward Commitment.

(4)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average maturity.

(5)  The yield to maturity at purchase is indicated.

See Notes to Financial Statements.

                                                                          -----
                                                                          5

Statement of Assets and Liabilities

JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $7,991,858)                $8,063,538
--------------------------------------------------------------
Cash                                                                   841,714
--------------------------------------------------------------
Interest receivable                                                     55,374
--------------------------------------------------------------------------------
                                                                     8,960,626
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                    1,224,956
--------------------------------------------------------------
Accrued management fees                                                  2,835
--------------------------------------------------------------
Distribution fees payable                                                  755
--------------------------------------------------------------------------------
                                                                     1,228,546
--------------------------------------------------------------------------------
NET ASSETS                                                          $7,732,080
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                     $7,635,546
--------------------------------------------------------------
Undistributed net realized gain on investment transactions              24,854
--------------------------------------------------------------
Net unrealized appreciation on investments                              71,680
--------------------------------------------------------------------------------
                                                                    $7,732,080
================================================================================

CLASS II
--------------------------------------------------------------------------------
Net assets                                                          $7,732,080
--------------------------------------------------------------
Shares outstanding (unlimited number of shares authorized)             748,562
--------------------------------------------------------------
Net asset value per share                                               $10.33
--------------------------------------------------------------------------------

See Notes to Financial Statements.

-----

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Interest                                                              $64,010
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                         9,911
--------------------------------------------------------------
Distribution fees -- Class II                                           4,923
--------------------------------------------------------------------------------
                                                                       14,834
--------------------------------------------------------------------------------
Amount waived                                                          (1,858)
--------------------------------------------------------------------------------
                                                                       12,976
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  51,034
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                           24,854
--------------------------------------------------------------
Change in net unrealized appreciation on investments                   71,617
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                       96,471
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $147,505
================================================================================

See Notes to Financial Statements.

                                                                          -----
                                                                          7

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND PERIOD ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                  2003         2002(1)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                  $51,034            $21
------------------------------------------------
Net realized gain                                       24,854             --
------------------------------------------------
Change in net unrealized appreciation                   71,617             63
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                              147,505             84
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income -- Class II                 (51,034)           (21)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Sold -- Class II                                      7,720,730     3,000,000
------------------------------------------------
Issued in reinvestment
of distributions -- Class II                             55,186            --
------------------------------------------------
Redeemed -- Class II                                 (3,140,370)           --
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                            4,635,546     3,000,000
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                            4,732,017     3,000,063

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   3,000,063            --
--------------------------------------------------------------------------------
End of period                                        $7,732,080    $3,000,063
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold -- Class II                                        741,847       300,000
------------------------------------------------
Issued in reinvestment
of distributions -- Class II                              8,229            --
------------------------------------------------
Redeemed -- Class II                                   (301,514)           --
--------------------------------------------------------------------------------
Net increase in shares outstanding                      448,562       300,000
================================================================================

(1)  For the one day ended December 31, 2002 (commencement of operations).

See Notes to Financial Statements.

-----

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is one fund issued by the corporation. The fund is diversified under the 1940
Act. The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II shares.
The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class I shares are currently not offered for sale. The fund is authorized to issue an unlimited number of shares for each class.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions  that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the fund are declared daily and paid monthly. Distributions from net realized gains for the fund, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

                                                                          -----
                                                                          9

Notes to Financial Statements

JUNE 30, 2003 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM.

The rates for the Investment Category Fee for the fund range from 0.1625% to
0.2800%. The rates for the Complex Fee for Class I and Class II range from
0.2900% to 0.3100%. The effective annual management fee for the six months ended
June 30, 2003 was 0.50% for  Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. All or a portion of the distribution fees were voluntarily waived during the six months ended June 30, 2003. Fees incurred under the plan during the six months ended June 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

3. INVESTMENT TRANSACTIONS

Purchases and sales of U.S. Treasury and Agency obligations, excluding short-term investments,  for the six months ended June 30, 2003, were
$12,298,383 and $5,868,482, respectively. Purchases of securities other than
U.S. Treasury and Agency, excluding short-term investments, for the six months ended June 30, 2003 were $287,189.

As of June 30, 2003 the federal tax cost of investments was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                     $7,991,858
================================================================================
Gross tax appreciation of investments                                  $73,889
--------------------------------------------------------------
Gross tax depreciation of investments                                   (2,209)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                    $71,680
================================================================================

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

-----

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                               CLASS II
--------------------------------------------------------------------------------
                                                        2003(1)        2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.00         $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------
  Net Investment Income                                  0.16           --(3)
------------------------------------------------
  Net Realized and Unrealized Gain                       0.33           --(3)
--------------------------------------------------------------------------------
  Total From Investment Operations                       0.49           --(3)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------
  From Net Investment Income                            (0.16)          --(3)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $10.33         $10.00
================================================================================
  TOTAL RETURN(4)                                        4.89%          0.00%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 0.65%(5)(6)    0.50%(5)(6)
------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                 2.57%(5)(6)    0.25%(5)(6)
------------------------------------------------
Portfolio Turnover Rate                                     153%             0%
------------------------------------------------
Net Assets, End of Period
(in thousands)                                            $7,732         $3,000
--------------------------------------------------------------------------------

(1)  Six months ended June 30, 2003 (unaudited).

(2)  December 31, 2002 (inception).

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6)  ACIM voluntarily waived the distribution fee from December 31, 2002 through
     March 31, 2003. In absence of the waiver, the annualized ratios of operating expenses to average net assets and net investment income to average net assets would have been 0.75% and 2.47% for the six months ended
     June 30, 2003 and 0.75% and 0.00% for the period ended December 31, 2002, respectively.

See Notes to Financial Statements.

                                                                          -----
                                                                          11

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.
(Class I had not commenced as of June 30, 2003.)

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares.

CLASS II shares are sold through insurance company separate accounts.  Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

-----

Index Definitions

The following indices are used to illustrate investment market, sector,  or style performance or to serve as portfolio performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Inflation Protection. It consists of a mix of three Citigroup (formerly Salomon Smith Barney) indices in the following proportions: 55% Citigroup Inflation-Linked Securities Index, 25%
Citigroup Government Sponsored 1- to 3-Year Index, and 20% Citigroup 15-Year
Mortgage Index.

The CITIGROUP 15-YEAR MORTGAGE INDEX measures the performance of the 15-year maturity sector of the mortgage component of the USBIG (U.S. Broad
Investment-Grade) Index, comprising 15-year Government National Mortgage
Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae),
and Federal Home Loan Mortgage Corporation (Freddie Mac) pass-throughs and
Fannie Mae and Freddie Mac balloon mortgages.

The CITIGROUP GOVERNMENT-SPONSORED 1- TO 3-YEAR INDEX includes bonds with remaining maturities of one to three years that are issued by U.S. or supranational agencies. Supranational agencies are supported by the capital of more than one sovereign state, such as the World Bank.

The CITIGROUP U.S. BROAD INVESTMENT-GRADE (USBIG) BOND INDEX(SM) is a
market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the
Return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

                                                                          -----
                                                                          13

Notes

-----

Notes

                                                                          -----
                                                                          15

Notes

-----

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0308                                  American Century Investment Services, Inc.
SH-SAN-34964                       (c)2003 American Century Services Corporation

Item 2 - N/A

Item 3 - N/A

Item 4 - N/A

Item 5 - Reserved

Item 6 - Reserved

Item 7 - N/A

Item 8 - Reserved

Item 9. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940, as amended) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

10(a) - N/A

10(b) - Attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Variable Portfolios II, Inc.

By:   /s/ William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  August 18, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      Name:    William M. Lyons
      Title:   President (principal executive officer)

Date:  August 18, 2003

By:   /s/Maryanne L. Roepke
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer and
               Chief Accounting Officer (principal financial officer)

Date:  August 18, 2003